CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net sales	$ 61,332	$ 67,610	$ 69,368
Cost of sales	47,613	53,967	55,465
Gross profit	13,719	13,643	13,903
Selling, general and administrative expenses	11,554	11,280	10,501
Other income (expense), net (note 13)	(184)	951	383
Operating income	1,981	3,314	3,785
Non-operating income, net (note 14)	8,283	7,986	4,034
Income before income taxes	10,264	11,300	7,819
Income tax expense (income) (note 8)	(363)	162	110
Net income attribute to Deswell Industries, Inc.	10,627	11,138	7,709
Other comprehensive income
Total comprehensive income attributable to Deswell Industries, Inc.	$ 10,627	$ 11,138	$ 7,709
Basic:
Net income per share	$ 0.67	$ 0.7	$ 0.48
Weighted average common shares outstanding (shares in thousands)	15,922	15,935	15,935
Diluted:
Net income per share	$ 0.67	$ 0.7	$ 0.48
Weighted average common shares outstanding (shares in thousands)	15,922	15,953	15,999